SUPPLEMENT DATED MAY 12, 2000

TO PROSPECTUS
DATED MAY 1, 2000
for
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACTS issued by
EQUITRUST LIFE INSURANCE COMPANY
EQUITRUST LIFE VARIABLE ACCOUNT II

On page 32, in the section titled "General Provisions -
Incontestability," the following is incorporated after the first sentence:

(If you reside in Arizona, Minnesota, Oklahoma, Oregon or Wisconsin, there is no exception for fraudulent statements made in the application or supplemental applications.)

May 11, 2000								V.1